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Virtus Newfleet High Yield Fund
Virtus Newfleet High Yield Fund

Virtus Newfleet High Yield Fund (the “fund”),

a series of Virtus Opportunities Trust

Supplement dated November 20, 2020, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2020, each as supplemented

Important Notice to Investors

Effective December 1, 2020, the fund’s investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the fund’s expenses. Additionally, effective December 1, 2020, VIA will implement a new Investment Advisory Agreement to reduce the management fee applicable to the fund. The changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Newfleet High Yield Fund		Class A	Class C	Class I	Class R6
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.46%	0.45%	0.51%	0.39%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.27%	2.01%	1.07%	0.95%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.26%)	(0.25%)	(0.31%)	(0.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.01%	1.76%	0.76%	0.60%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund’s investment adviser has reduced the management fee to 0.55%. The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.00% for Class A Shares, 1.75% for Class C Shares, 0.75% for Class I Shares and 0.59% for Class R6 Shares through January 31, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
Expense Example - Virtus Newfleet High Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	474	740	1,026	1,839
Class C	279	608	1,064	2,327
Class I	78	305	551	1,256
Class R6	61	270	496	1,145

Expense Example No Redemption - Virtus Newfleet High Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	474	740	1,026	1,839
Class C	179	608	1,064	2,327
Class I	78	305	551	1,256
Class R6	61	270	496	1,145

Investors should retain this supplement with the Prospectuses for future reference.